Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 8—LEASES

Operating Leases

On July 1, 2023, ICU Eyewear Holdings, Inc. (“ICU Eyewear”) entered into a lease amendment to renew its office and warehouse space in the retail and eyewear segment, located in Hollister, California. The lease renewal commenced on July 1, 2023 and shall expire on June 30, 2028. Under the terms of the lease renewal, ICU Eyewear will lease the premises at the monthly rate of $35,000 for the first year, with scheduled annual increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The initial measurement of the right-of-use asset and liability associated with this operating lease was $2,088,680.

The following was included in the condensed consolidated balance sheets at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Operating lease right-of-use assets	$4,310,916	$2,854,196
Lease liabilities, current portion	1,075,151	713,100
Lease liabilities, long-term	3,366,728	2,237,797
Total operating lease liabilities	$4,441,879	$2,950,897
Weighted-average remaining lease term (months)	47	47
Weighted average discount rate	6.08%	4.36%

Rent expense for the three and nine months ended September 30, 2023 was $419,769 and $1,149,954, respectively. In comparison, rent expense for the three and nine months ended September 30, 2022 was $278,823 and $804,544, respectively.

As of September 30, 2023, maturities of operating lease liabilities were as follows:

Year Ending December 31,	Amount
2023 - remaining	$312,613
2024	1,332,327
2025	1,304,733
2026	1,032,656
2027	766,969
Thereafter	273,660
Total	5,022,958
Less: imputed interest	(581,079)
Total operating lease liabilities	$4,441,879

Finance Leases

As of September 30, 2023, maturities of financing lease liabilities were as follows:

Year Ending December 31,	Amount
2023 - remaining	$58,735
2024	218,099
2025	211,332
2026	211,332
2027	210,042
Thereafter	28,833
Total	938,373
Less: amount representing interest	(106,803)
Present value of minimum lease payments	$831,570

As of September 30, 2023, the weighted-average remaining lease term for all finance leases is 4.30 years.

NOTE 10—LEASES

Operating Leases

On June 9, 2021, Kyle’s entered into an additional industrial lease agreement with a third party. The lease commenced on January 1, 2022 and is for a term of 62 months, with an option for a renewal term of five years, and provides for a base rent of $3,336 for months 3-4 (with no payments for the first two months), with gradual increases to $7,508 for final year. In addition, Kyle’s is responsible for its proportionate share of all taxes, insurance and certain operating costs during the lease term. The lease agreement contains customary events of default, representations, warranties and covenants. The lease increased the operating lease right to use asset and corresponding operating lease liability by $361,158.

On October 29, 2021, High Mountain entered into a new lease agreement with a third party. The term of the lease commenced on June 1, 2022 (upon the completion of improvements) and is for a period of 61 months. The base rent is $29,400 for months 2-13 (with no payments for the first month), with gradual increases to $34,394 for months 50-61. In addition, High Mountain is responsible for its proportionate share of all taxes, insurance and certain operating costs during the lease term. The lease agreement contains customary events of default, representations, warranties and covenants. The lease increased the operating lease right to use asset and corresponding operating lease liability by $1,718,183.

In April 2022, Wolo entered into a lease amendment to renew its office and warehouse space in the automotive supplies segment, located in Deer Park, New York. The lease renewal commenced on August 1, 2022 and shall expire on July 31, 2025. Under the terms of the lease renewal, Wolo will lease the premises at the monthly rate of $7,518 for the first year, with scheduled annual increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The remeasurement of the ROU asset and liability associated with this operating lease was $254,713.

The following was included in the consolidated balance sheets at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Operating lease right-of-use assets	$2,854,196	$3,192,604
Lease liabilities, current portion	713,100	613,696
Lease liabilities, long-term	2,237,797	2,607,862
Total operating lease liabilities	$2,950,897	$3,221,558
Weighted-average remaining lease term (months)	47	59
Weighted average discount rate	4.36%	4.29%

Rent expense for the years ended December 31, 2022 and 2021 was $1,054,936 and $448,510, respectively.

As of December 31, 2022, maturities of operating lease liabilities were as follows:

Year Ending December 31,	Amount
2023	$829,045
2024	846,987
2025	802,413
2026	512,756
2027	228,889
Thereafter	-
Total	3,220,090
Less: imputed interest	(269,193)
Total operating lease liabilities	$2,950,897

Financing Leases

On May 6, 2021, Kyle’s entered in an equipment financing lease to purchase equipment for $276,896, which matures in December 2027. The balance payable was $229,080 as of December 31, 2022.

On October 12, 2021, Kyle’s entered in an equipment financing lease to purchase equipment for $245,376, which matures in December 2027. The balance payable was $203,169 as of December 31, 2022.

On March 28, 2022, Kyle’s entered an equipment financing lease to purchase machinery and equipment for $316,798, which matures in January 2028. The balance payable was $274,527 as of December 31, 2022.

On April 11, 2022, Kyle’s entered in an equipment financing lease to purchase machinery and equipment for $11,706, which matures in June 2027. The balance payable was $10,237 as of December 31, 2022.

On July 13, 2022, Kyle’s entered in an equipment financing lease to purchase machinery and equipment for $240,260, which matures in June 2028. The balance payable was $223,179 as of December 31, 2022.

As of December 31, 2022, maturities of financing lease liabilities were as follows:

Year Ending December 31,	Amount
2023	$234,556
2024	218,099
2025	211,332
2026	211,332
2027	210,042
Thereafter	28,833
Total	1,114,194
Less: amount representing interest	(144,328)
Present value of minimum lease payments	$969,866